Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues		$ 294	$ 394
Expenses:
Cost of revenues		(272)	(315)
Impairment of product sales inventory		(175)
Research and development, net		(1,466)	(1,616)
Sales and marketing expenses		(919)	(1,083)
General and administrative expenses		(1,220)	(1,601)
OPERATING LOSS		(3,758)	(4,221)
FINANCING INCOME, NET		48	11
LOSS BEFORE TAXES		(3,710)	(4,210)
Tax expenses		(5)
NET LOSS AND TOTAL COMPREHENSIVE LOSS		$ (3,715)	$ (4,210)
Net loss per ordinary share, basic (in Dollars per share)	[1]	$ (2.3)	$ (16.52)
Net loss per ordinary share, diluted (in Dollars per share)	[1]	$ (2.3)	$ (16.52)
Weighted average number of ordinary shares outstanding basic (in Shares)	[1]	1,404,346	254,912
Weighted average number of ordinary shares outstanding diluted (in Shares)	[1]	1,404,346	254,912

[1]	The share and per share information in these financial statements reflects the 1-for-20 reverse share split that became effective on October 10, 2024 and an additional 1-for-4 reverse share split of the Company’s issued and outstanding ordinary shares that became effective on March 17, 2025 (together, the “Reverse Share Splits”). See also Note 1c.